JOINT VENTURES/NON-CONTROLLING INTEREST (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y
Joint Ventures/non-controlling Interest 1	60.00%
Joint Ventures/non-controlling Interest 2	40.00%
Joint Ventures/non-controlling Interest 3	40.00%
Joint Ventures/non-controlling Interest 4	10.00%
Joint Ventures/non-controlling Interest 5	10.00%
Joint Ventures/non-controlling Interest 6	$ 746,000
Joint Ventures/non-controlling Interest 7	300,000
Joint Ventures/non-controlling Interest 8	697,000
Joint Ventures/non-controlling Interest 9	100.00%
Joint Ventures/non-controlling Interest 10	18,924,000
Joint Ventures/non-controlling Interest 11	20.00%
Joint Ventures/non-controlling Interest 12	5,000,000
Joint Ventures/non-controlling Interest 13	1.50%
Joint Ventures/non-controlling Interest 14	1,000,000
Joint Ventures/non-controlling Interest 15	20.00%
Joint Ventures/non-controlling Interest 16	27.50%
Joint Ventures/non-controlling Interest 17	13,492,000
Joint Ventures/non-controlling Interest 18	80.00%
Joint Ventures/non-controlling Interest 19	100.00%
Joint Ventures/non-controlling Interest 20	462,616
Joint Ventures/non-controlling Interest 21	13,877,000
Joint Ventures/non-controlling Interest 22	44.00%
Joint Ventures/non-controlling Interest 23	30.00%
Joint Ventures/non-controlling Interest 24	40.00%
Joint Ventures/non-controlling Interest 25	20.00%
Joint Ventures/non-controlling Interest 26	100.00%
Joint Ventures/non-controlling Interest 27	17,900,000
Joint Ventures/non-controlling Interest 28	$ 34,100,000
Joint Ventures/non-controlling Interest 29	99.00%
Joint Ventures/non-controlling Interest 30	1.00%
Joint Ventures/non-controlling Interest 31	10
Joint Ventures/non-controlling Interest 32	100.00%